FAIR VALUE ACCOUNTING (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Fair Value Accounting Details 1
Balance at December 31, 2012	$ 2,244
Total unrealized gains
Included in earnings	1,176
Settlements	(626)
Issuances
Transfers in and/or out of Level 3
Balance at March 31, 2013	$ 2,794